Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings
Schedule of long-term borrowings

	December 31,	December 31,
	2024	2025
Short-term borrowing:
Bank loan (i)	4,490,000	3,580,000
Other short-term financing arrangements (ii)	1,239,561	1,111,910
Current portion of long-term borrowings:
Current portion of long-term bank loan (iii)	639,180	331,770
Current portion of other financing arrangements (ii)	52,157	317,792
Current portion of convertible notes (iv)	2,706,285	6,409
Long-term borrowings:
Convertible notes (iv)	8,166,996	7,997,710
Bank loan (iii)	2,965,490	391,220
Other financing arrangements (ii)	308,269	237,342
Total	20,567,938	13,974,153

				As of December 31, 2024			As of December 31, 2025
					Current portion	Long-term portion		Current portion	Long-term portion
	Date of		Maturity/	Outstanding	according to	according to	Outstanding	according to	according to
Ref.	borrowing	Lender/Banks	Repayment date	loan	repayment schedule	repayment schedule	loan	repayment schedule	repayment schedule
1	June 15, 2022	Bank of Shanghai	June 15, 2025	80,340	80,340	—	—	—	—
2	July 25, 2022	China Construction Bank	July 25, 2029	6,460	1,360	5,100	3,060	—	3,060
3	July 26, 2022	Industrial and Commercial Bank of China	July 25, 2029	9,690	2,040	7,650	—	—	—
4	August 24, 2022	China Construction Bank	July 25, 2029	18,810	3,960	14,850	8,910	—	8,910
5	January 19, 2023	China Construction Bank	July 25, 2029	297,730	62,680	235,050	158,030	17,000	141,030
6	January 20, 2023	Industrial and Commercial Bank of China	July 25, 2029	474,810	99,960	374,850	255,000	30,090	224,910
7	September 18, 2023	Bank of Shanghai	September 18,2026	213,040	108,600	104,440	104,440	104,440	—
8	March 18, 2024	China Construction Bank	January 15,2031	637,010	29,900	607,110	—	—	—
9	March 18, 2024	Industrial and Commercial Bank of China	January 15,2031	497,660	23,360	474,300	—	—	—
10	March 18, 2024	China Minsheng Bank	January 15,2031	497,670	23,380	474,290	—	—	—
11	March 18, 2024	Agricultural Bank of China	January 15,2031	497,660	23,360	474,300	—	—	—
12	April 12, 2024	Bank of Shanghai	January 11, 2027	145,550	72,600	72,950	72,950	72,600	350
13	May 15, 2024	Bank of Shanghai	February15,2027	228,240	107,640	120,600	120,600	107,640	12,960
	Total			3,604,670	639,180	2,965,490	722,990	331,770	391,220